Related Party Transactions - Summary of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 1,942	$ 1,733	$ 1,036
Equity-settled share-based compensation expense	2,907	529	590
Termination payment		774
Total compensation paid to key management personnel	$ 4,849	$ 3,036	$ 1,626